March 29, 2018

Sara von Althann, Esq
Staff Attorney
Division of Corporation Finance
Securities and Exchange Commission
Mail Stop 3233
100 F Street, N.E.
Washington, D.C. 20549

Re:	Pre-Effective Amendment No. 1 to Registration Statement on Form S-1 for the Pruco Life of New Jersey Variable Contract Real Property Account, Registration No. 333-223076

Dear Ms. von Althann:

Pursuant to Rule 461, the registrant and principal underwriter for the above referenced registration statement, Pruco Life Insurance Company of New Jersey and Pruco Securities LLC, respectively, hereby request acceleration of the above referenced Pre-Effective Amendment so that it becomes effective on May 1, 2018.

Please direct any questions and comments to me at 973-802-4193.

Respectfully yours,

/s/ Jordan K. Thomsen
Jordan K. Thomsen
Vice President, Corporate Counsel
The Prudential Insurance Company of America

/s/ Jordan K. Thomsen
Jordan K. Thomsen
Assistant Secretary
Pruco Securities, LLC

Via EDGAR